Employee benefits (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Employee Benefits [Line Items]
Projected benefit obligation at the end of the year	₨ 298,903	₨ 216,006	₨ 177,098	₨ 156,412
Plan assets at the end of the year	(271,170)	(138,180)	₨ (40,651)	₨ (30,474)
Funded status amount of liability recognised in the Balance Sheet	₨ 27,733	₨ 77,826